Note 10 - Share Capital - Other Equity Instruments Activity (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Restricted share units1 [member]
Statement Line Items [Line Items]
Outstanding, balance	98,255	101,059
Outstanding, weighted average fair value (in CAD per share)	$ 16.17	$ 17.82	$ 18.47
Granted	94,842	56,425
Granted, weighted average fair value (in CAD per share)	$ 14.64	$ 16.42
Forfeited		(4,244)
Forfeited, weighted average (in CAD per share)		$ 17.07
Exercised	(17,741)	(54,985)
Exercised, weighted average fair value (in CAD per share)	$ 17.16	$ 17.19
Outstanding, balance	175,356	98,255
Performance share units [member]
Statement Line Items [Line Items]
Outstanding, balance	287,449	231,255
Outstanding, weighted average fair value (in CAD per share)	$ 16.74	$ 17.78	17.91
Granted	137,191	156,861
Granted, weighted average fair value (in CAD per share)	$ 14.64	$ 16.42
Forfeited		(43,047)
Forfeited, weighted average (in CAD per share)		$ 19.71
Exercised	(32,038)	(57,620)
Exercised, weighted average fair value (in CAD per share)	$ 16.99	$ 13.17
Outstanding, balance	392,602	287,449
Deferred share units [member]
Statement Line Items [Line Items]
Outstanding, balance	498,589	420,115
Outstanding, weighted average fair value (in CAD per share)	$ 15.31	$ 14.8	$ 14.8
Granted	81,173	78,474
Granted, weighted average fair value (in CAD per share)	$ 16.57	$ 14.81
Exercised	(50,000)
Exercised, weighted average fair value (in CAD per share)	$ 12.26
Outstanding, balance	529,762	498,589